CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net income	R$ 3,153,881	R$ 2,837,422	R$ 1,670,755
Item that will not be reclassified to profit or loss in subsequent periods:
Pension plans and other post-employment benefits	1,558	806	668
Deferred taxes	(529)	(275)	(227)
Total comprehensive income for the year	R$ 3,154,910	R$ 2,837,953	R$ 1,671,196